UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment / /; Amendment Number: _____

      This Amendment (Check only one): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, May 15, 2008
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ------------

Form 13F Information Table Entry Total:                  47
                                               ------------

Form 13F Information Table Value Total:        $    502,034
                                               ------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------   --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP    (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----    --------   -------   ---   ----   ----------   --------     ----    ------   ----

A H BELO CORP                COM CL A   001282102    2,317    202,700  SH             OTHER         1          0       202,700    0

ACXIOM CORP                  COM        005125109   14,687  1,237,256  SH             OTHER         1          0     1,237,256    0

ALFA CORP                    COM        015385107    2,819    128,256  SH             OTHER         1          0       128,256    0

ALLIANCE DATA SYSTEMS CORP   COM        018581108    3,297     69,400  SH             OTHER         1          0        69,400    0

AMCOMP INC                   COM        02342J101   14,557  1,191,215  SH             OTHER         1          0     1,191,215    0

AMERICAN SAFETY INS HLDGS LT ORD        G02995101    1,710    100,000  SH             OTHER         1          0       100,000    0

AMERICA SVC GROUP INC        COM        02364L109      361     59,584  SH             OTHER         1          0        59,584    0

ARGO GROUP INTL HLDGS LTD    COM        G0464B107   14,877    418,829  SH             OTHER         1          0       418,829    0

BCE INC                      COM NEW    05534B760    2,867    120,600  SH             OTHER         1          0       120,600    0

BELL INDS INC                COM        078107109      435    565,099  SH             OTHER         1          0       565,099    0

BELO CORP                    COM SER A  080555105   10,850  1,026,500  SH             OTHER         1          0     1,026,500    0

BLADELOGIC INC               COM        09265M102    2,805    100,000  SH             OTHER         1          0       100,000    0

CLEAR CHANNEL COMMUNICATIONS COM        184502102    2,980    102,000  SH             OTHER         1          0       102,000    0

COLLAGENEX PHARMACEUTICALS I COM        19419B100    6,098    367,997  SH             OTHER         1          0       367,997    0

COMMERCE GROUP INC MASS      COM        200641108   14,067    390,081  SH             OTHER         1          0       390,081    0

CONSECO INC                  COM NEW    208464883      120     11,800  SH             OTHER         1          0        11,800    0

COVIDIEN LTD                 COM        G2552X108    3,445     77,850  SH             OTHER         1          0        77,850    0

DATASCOPE CORP               COM        238113104      319      7,700  SH             OTHER         1          0         7,700    0

FAIRCHILD CORP               CL A       303698104      589    255,976  SH             OTHER         1          0       255,976    0

FLAGSTONE REINSURANCE HLDGS  SHS        G3529T105      932     77,000  SH             OTHER         1          0        77,000    0

HALLMARK FINL SVCS INC EC    COM        40624Q203  162,162 14,530,624  SH             OTHER         1          0    14,530,624    0

HIGHLAND CR STRATEGIES FD    COM        43005Q107    4,344    333,703  SH             OTHER         1          0       333,703    0

IPC HLDGS LTD                ORD        G4933P101   14,647    523,090  SH             OTHER         1          0       523,090    0

LIBERTY MEDIA CORP NEW       INT COM    53071M104   23,227  1,439,125  SH             OTHER         1          0     1,439,125    0
                             SER A

M & F WORLDWIDE CORP         COM        552541104   24,281    649,400  SH             OTHER         1          0       649,400    0

MIDLAND CO                   COM        597486109   10,421    160,492  SH             OTHER         1          0       160,492    0

NASHUA CORP                  COM        631226107   11,678  1,062,576  SH             OTHER         1          0     1,062,576    0

NAVTEQ CORP                  COM        63936L100   10,540    155,000  SH             OTHER         1          0       155,000    0

NORTH POINTE HLDGS CORP      COM        661696104    2,215    140,206  SH             OTHER         1          0       140,206    0

NUTRI SYS INC NEW            COM        67069D108   16,840  1,117,418  SH             OTHER         1          0     1,117,418    0

OPENWAVE SYS INC             COM NEW    683718308      164     66,750  SH             OTHER         1          0        66,750    0

PERFORMANCE FOOD GROUP CO    COM        713755106    6,046    185,000  SH             OTHER         1          0       185,000    0

PIZZA INN INC NEW            COM        725848105   12,377  4,760,550  SH             OTHER         1          0     4,760,550    0

PLAYBOY ENTERPRISES INC      CL B       728117300    1,645    197,500  SH             OTHER         1          0       197,500    0

PROCENTURY CORP              COM        74268T108    1,648     91,557  SH             OTHER         1          0        91,557    0

QUINTANA MARITIME LTD        SHS        Y7169G109    7,388    312,000  SH             OTHER         1          0       312,000    0

SENSIENT TECHNOLOGIES CORP   COM        81725T100    5,411    183,500  SH             OTHER         1          0       183,500    0

S L INDS INC                 COM        784413106    4,325    217,349  SH             OTHER         1          0       217,349    0

SPECIALTY UNDERWRITERS ALLIA COM        84751T309       69     16,300  SH             OTHER         1          0        16,300    0

TORONTO DOMINION BK ONT      COM NEW    891160509    8,894    144,970  SH             OTHER         1          0       144,970    0

TRANE INC                    COM        892893108   15,377    335,000  SH             OTHER         1          0       335,000    0

TYCO INTL LTD BERMUDA        SHS        G9143X208    3,429     77,850  SH             OTHER         1          0        77,850    0

TYCO ELECTRONICS LTD         COM NEW    G9144P105    2,672     77,850  SH             OTHER         1          0        77,850    0

UAP HLDG CORP                COM        903441103    8,063    210,300  SH             OTHER         1          0       210,300    0

UNIFIRST CORP MASS           COM        904708104    1,702     45,900  SH             OTHER         1          0        45,900    0

UNITED RENTALS INC           COM        911363109    1,317     55,000  SH             OTHER         1          0        55,000    0

UNUM GROUP CORP              COM        91529Y106   41,020  1,863,700  SH             OTHER         1          0     1,863,700    0

